Bonds Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bonds Payable [Abstract]
BONDS PAYABLE

11. BONDS PAYABLE

	December 31, 2020	September 30, 2021
Bonds payable
Third-party investors	$29,915	$—
Total	$29,915	$—

Long-term bonds payable
Huzhou Saiyuan	$73,147	$73,147
Total	$73,147	$73,147

Convertible Bonds issued to Huzhou Saiyuan

On December 29, 2018, MPS signed an agreement with Huzhou Saiyuan, an entity established by the local government, to issue convertible bonds to Huzhou Saiyuan for a total consideration of $87,776 (RMB600 million), of which $29,259 (RMB200 million) was converted from the existing non-interest-bearing loan with Huzhou Saiyuan as of December 31, 2018. The Company pledged its 12.39% equity holding over MPS to Huzhou Saiyuan to facilitate the issuance of convertible bonds. Besides the previous converted bond $29,259 (RMB200 million), Huzhou Saiyuan further subscribed for $14,629 (RMB100 million) on January 9, 2019 and $29,259 (RMB200 million) on February 1, 2019, respectively.

If the subscribed bonds are not repaid by the maturity date, Huzhou Saiyuan has the right to dispose of the equity interests pledged by the Company in proportion to the amount of matured bonds, or convert the bond to the equity interests of MPS within 60 days after the maturity date. If Huzhou Saiyuan decides to convert the bonds to equity interests of MPS, the equity interests pledged would be released and the convertible bonds should be converted to the equity interest of MPS based on the entity value of MPS at $950,000.

On September 28, 2020, MPS signed a supplemental agreement for extension on repayment of convertible bonds to Huzhou Saiyuan, and the terms on repayments and interests are as follows:

Issuance Date	Subscribed Amount	Maturity Date	Repayment Amount	Annual Interest Rate
February 1, 2019	$29,259 (RMB200 million)	June 30, 2023	$29,259 (RMB200 million)	3%~4%
December 31, 2018	$29,259 (RMB200 million)	April 28, 2024	$14,629 (RMB100 million)	0%~4%
		July 11, 2024	$7,315 (RMB50 million)	0%~4%
		October 1, 2024	$7,315 (RMB50 million)	0%~4%
January 1, 2020	$14,629 (RMB100 million)	April 13, 2026	$14,629 (RMB100 million)	3%~4%

An additional one-year extension could be granted to the Group if the Group submits a written application before the extended maturity date. As of September 30, 2021, the outstanding balance of the convertible bonds to Huzhou Saiyuan totalled at $73,147 (RMB500 million).

Convertible Bonds issued to third-party investors

On November 2, 2018, MPS signed a convertible bond agreement with two third-party investors (the “CL Investors”), through which the CL Investors agreed to provide a non-interest bearing loan in an aggregate amount of $58,516 (RMB400 million) or up to $73,147 (RMB500 million) to MPS, and the CL Investors could convert the bonds into a number of Series D2 preferred shares of the Company (the “Series D2 Preferred”) once approvals from the PRC and US government were obtained. As of December 31, 2020, $29,915 (RMB204.5 million) was subscribed by the CL Investors.

On July 23, 2021, upon the completion of the Merger between Microvast, Inc. and Tuscan, the convertible bonds were settled and converted into 6,719,845 shares of Common Stock of the combined company. Refer to Note 3.

Convertible Notes at Fair Value (the “Bridge Notes”)

On January 4, 2021, the Company entered into a note purchase agreement to issue $57,500 convertible promissory notes to certain investors, fully due and payable on the third anniversary of the initial closing date. The notes bore no interest, provided, however, if a liquidity event (“Liquidity Event”) had not occurred prior to June 30, 2022, an interest rate of 6% would be applied retrospectively from the date of initial closing. The conversion of the promissory notes was contingent upon the occurrence of a Private Investment in Public Equity (“PIPE”) financing, a Liquidity Event or a new financing after June 30, 2022 but before the maturity date (“Next Financing”). The first tranche and second tranche of the convertible promissory notes were issued in January 2021 and February 2021 at amounts of $25,000 and $32,500, respectively. A discounted rate of 80% or 90% was required to be applied upon conversion, depending on the circumstances of PIPE financing, Liquidity Event or Next Financing.

The fair value option was elected for the measurement of the convertible notes. Changes in fair value, a loss of $3,018 and $9,861 were recorded in the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2021, respectively.

On July 23, 2021, upon the completion of the Merger between Microvast, Inc. and Tuscan, the convertible promissory notes were converted into 6,736,106 shares of Common Stock of the combined company as disclosed in Note 3.

13. BONDS PAYABLE

	December 31, 2019	December 31, 2020
Bonds payable
Huzhou Saiyuan Equity Investment Partnership Firm (Limited Partnership) (“Huzhou Saiyuan”)	$43,888	$—
Third-party investors	29,915	29,915
Total	$73,803	$29,915

Long-term bonds payable
Huzhou Saiyuan	$29,259	$73,147
Total	$29,259	$73,147

Convertible Bonds issued to Huzhou Saiyuan

On December 29, 2018, MPS signed an agreement with Huzhou Saiyuan, an entity established by the local government, to issue convertible bonds to Huzhou Saiyuan for a total consideration of $87,776 (RMB600 million), of which $29,259 (RMB200 million) was converted from the existing non-interest-bearing loan with Huzhou Saiyuan as of December 31, 2018. The Company pledged its 12.39% equity holding over MPS to Huzhou Saiyuan to facilitate the issuance of convertible bonds. Besides the previous converted bond $29,259 (RMB200 million), Huzhou Saiyuan further subscribed $14,629 (RMB100 million) on January 9, 2019 and $29,259 (RMB200 million) on February 1, 2019, respectively. As of December 31, 2019, the outstanding balance of the convertible bonds to Huzhou Saiyuan was $73,147 (RMB500 million), of which $43,888 (RMB300 million) will be due within 1 year.

If the subscribed bonds are not repaid by the maturity date, Huzhou Saiyuan has the right to dispose the equity interests pledged by the Company in proportion to the amount of matured bonds, or convert the bond to the equity interests of MPS within 60 days after the maturity date. If Huzhou Saiyuan decides to convert the bonds to equity interests of MPS, the equity interests pledged should be released and the convertible bonds should be converted to the equity interest of MPS based on the entity value of MPS at $950,000.

On September 28, 2020, MPS signed a supplemental agreement for extension on repayment of convertible bonds to Huzhou Saiyuan, and agreed to effect the issuance of the unsubscribed RMB100 million bonds by replacing the bonds issued on January 9, 2019 and extend the maturity of the previously subscribed RMB400 million bonds for two and a half years. An additional one-year extension could be granted to the Group if the Group submits a written application before the extended maturity date. Pursuant to the extension agreement in September 2020, the terms on repayments and interests were agreed as below:

Issuance Date	Subscribed Amount	Maturity Date	Repayment Amount	Annual Interest Rate
February 1, 2019	$29,259 (RMB200 million)	June 30, 2023	$29,259 (RMB200 million)	3% ~ 4%

December 31, 2018	$29,259 (RMB200 million)	April 28, 2024	$14,629 (RMB100 million)	0% ~ 4%
		July 11, 2024	$7,315 (RMB50 million)	0% ~ 4%
		October 1, 2024	$7,315 (RMB50 million)	0% ~ 4%

January 1, 2020	$14,629 (RMB100 million)	April 13, 2026	$14,629 (RMB100 million)	3% ~ 4%

As of December 31, 2020, the outstanding balance of the convertible bonds to Huzhou Saiyuan totalled at $73,147 (RMB500 million).

Convertible Bonds issued to third-party investors

On November 2, 2018, MPS signed a convertible bond agreement with two third-party investors (the “bond holders”), through which the bond holders agreed to provide a non-interest bearing loan in an aggregate amount of $58,516 (RMB400 million) or up to $73,147 (RMB500 million) to MPS, and the bond holders could convert the bonds into a number of Series D2 preferred shares of the Company (the “Series D2 Preferred”) once approvals from the PRC and US government were obtained.

On November 2, 2018, $24,869 (RMB170 million) cash proceed was received by MPS. On January 14, 2019, one of the bond holders transferred part of its subscription quota at the amount of $4,388 (RMB30 million) to a new investor who completed the subscription of $3,730 (RMB25.5 million) and $658 (RMB4.5 million) in January and June 2019, respectively. While the other bond holders subscribed $658 (RMB4.5 million) on January 28, 2019. As of December 31, 2019 and 2020, $29,915 (RMB204.5 million) was subscribed by the bond holders.

Upon issuance of the convertible bond to these third-party investors, the Company signed a contribution and issuance agreement with the existing preferred shareholders on November 2, 2018, in which all preferred shareholders of the Company agreed that when contribution conditions are met, the existing shareholders will exchange their respective Series A1, Series B1 and Series EEL Preferred for Series C1 Preferred shares (“Series C1 Preferred”) for Series A1 shareholders, Series C2 Preferred shares (“Series C2 Preferred”) for Series B1 shareholders and Series D1 Preferred shares(“Series D1 Preferred”) for EEL, respectively, with rights and obligations amended. The key contribution conditions is that the third party convertible bond holders shall have paid MPS an aggregate amount of $29,259 (RMB200 million). As cash contribution of $29,259 was received by MPS on January 30, 2019, the Series C1, C2 and D1 Preferred were issued on the same day. See Note 17.

In addition, all parties agreed on the possible scenarios for the conversion as follows:

•        Scenario I: Government approvals obtained and convert to Series D2 Preferred of the Company

If the government approvals are obtained before the due date, the convertible bonds will be converted to Series D2 Preferred of the Company.

•        Scenario II: Government approvals not obtained and convert to equity interests of MPS

If the bond holders fail to obtain the government approvals, the convertible bonds will be converted to equity interests of MPS and the bond holders shall be entitled to the same rights as those with respect to the most senior and recently issued series of preferred shares at the Company as if the bond holders have become shareholders of the Company. Under this scenario, the Group should issue a warrant to the bond holders, through which the bond holders have the right to exchange their equity interest of MPS for the Company’s preferred shares.

•        Scenario III: Government approvals not obtained and fail to convert to the Company’s or MPS’ equity interest

If the bond holders fail to convert the bonds to the Company’s or MPS’ equity interest, all parties agreed that the bonds are not interest-free debts owed by MPS to the bond holders; instead, the bonds are equity investment in MPS as an alternative to a direct investment in the Company. MPS shall not repay the loans to the bond holders and the bond holders shall not request MPS to repay the loans. Also, if the conversion fails to occur due to other reasons, the bond holders are entitled to the economic rights as if their aggregate participation in the bonds has been converted into the shares of MPS (“MPS deemed equity”). All parties shall take all actions to the extent permitted by applicable law to ensure that the bond holders shall receive the economic rights at MPS equal to the amounts that would have been received by the bond holders as if, for the purpose of determining and paying such amounts, Series D2 Preferred of the Company had been issued to the bond holders.

•        Scenario IV: Government approvals not obtained, fail to convert to the Company’s or the MPS’ equity interest, and fail to exchange equity interest for Series D2 Preferred through MPS deemed equity

If the bond holders cannot directly exchange their equity interest obtained pursuant to the conversion or its MPS deemed equity for Series D2 Preferred of the Company under the applicable law, the bond holders shall be entitled to request (i) (a) MPS to redeem or the Company to purchase the conversion shares or (b) MPS to repay the loans whether or not the conversion actually takes place, so long as (ii) the holder of the warrant shall deliver as contemplated by the warrant an amount equal to the exchange price and the Series D2 Preferred of the Company shall be issued to such holder pursuant to the terms of the warrant.

•        Conversion Price

The number of shares to be issued to each holder upon the conversion shall be such RMB amount of the registered capital of MPS determined as:

A = B x C / D

Where:

A:     the RMB amount (rounded downwards to the nearest RMB) of the registered capital of MPS to be issued to the holder upon conversion;

B:     the registered capital of MPS as of the due date of obtaining the government approval;

C:     the aggregate participation of that holder in the bond outstanding on the due date of obtaining the government approval; and

D:     the lower of (i) the RMB equivalent of $950,000; or (ii) the pre-money valuation of MPS or the Company in any subsequent equity financing completed after the first date of the bond was issued and prior to the conversion.

During 2019, consensus was reached that obtaining the approvals was extended to November 1, 2020. As of December 31, 2020, the approvals from PRC and US government were not yet obtained thus the bond holders could not convert the bond into Series D2 Preferred.

On February 1, 2021, the Company, Tuscan Holdings Corp. (“Holdings”), a special purpose acquisition company (“SPAC”), and TSCN Merger Sub Inc. (“Merger Sub”), a Delaware corporation wholly owned subsidiary of Holdings, entered in to an Agreement and Plan of Merger (“Merger Agreement”) for the proposed business combination (the “Merger” or “SPAC Transaction”). In connection with the SPAC Transaction, the bond holders (“CB Investors”) entered into a framework agreement with Holdings, MPS and the Company on February 1, 2021.

Pursuant to the framework agreement,

(a)     Effective at the closing, each CB Investor’s overseas affiliate (“CB SPV”) shall subscribe for the applicable shares issued by Holdings. The aggregate number of shares that will be issued shall equal the aggregate number of Holdings shares that would have been issued collectively to the CB Investors with respect to the convertible loan agreement pursuant to the SPAC Transaction had such CB Investors held Microvast shares prior to the consummation of the Merger.

(b)    Effective as of the closing, the convertible loan agreement shall be amended to waive the repayment rights and conversion rights.

(c)     CB Investors shall obtain relevant approvals required for their investment in its CB SPV. Once CB Investors received the required approvals, MPS shall repay in full any remaining amount held by CB Investors; and concurrently therewith, CB Investor shall use the same proceeds received from such repayment to repay in full of the subscription amount.